Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
For the twelve-month periods ending June 30,
2020	$ 14,397
2021	8,745
2022	8,371
2023	8,371
2024	8,385
Thereafter	5,255
Total	$ 53,524	$ 60,655